Supplement Dated August 11, 2014

to the

Prospectus Dated May 1, 2005

and the

Statement of Additional Information Dated May 1, 2014

For the

Farmers Variable Annuity I

issued by

Zurich American Life Insurance Company

through its

ZALICO Variable Annuity Separate Account

This Supplement updates certain information in your variable annuity contract (“Contract”) Prospectus and Statement of Additional Information. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Fund Name Changes

Effective August 11, 2014, DWS Variable Series I (formerly known as Scudder Variable Series I) changed its name to Deutsche Variable Series I.

Effective August 11, 2014, DWS Variable Series II (formerly known as Scudder Variable Series II) changed its name to Deutsche Variable Series II.

As a result of the Fund name changes, all references to Scudder Variable Series I (or DWS Variable Series I) and Scudder Variable Series II (or DWS Variable Series II) are deleted from your Prospectus and Statement of Additional Information and replaced with references to Deutsche Variable Series I and Deutsche Variable Series II, respectively.

Portfolio Name Changes

Effective August 11, 2014, DWS Bond VIP (formerly known as Scudder Bond) changed its name to Deutsche Bond VIP.

Effective August 11, 2014, DWS Core Equity VIP (formerly known as Scudder Growth and Income) changed its name to Deutsche Core Equity VIP.

Effective August 11, 2014, DWS International VIP (formerly known as Scudder International) changed its name to Deutsche International VIP.

Effective August 11, 2014, DWS Government & Agency Securities VIP (formerly known as Scudder Government & Agency Securities) changed its name to Deutsche Government & Agency Securities VIP.

Effective August 11, 2014, DWS High Income VIP (formerly known as Scudder High Income) changed its name to Deutsche High Income VIP.

Effective August 11, 2014, DWS Large Cap Value VIP (formerly known as SVS Dreman High Return Equity) changed its name to Deutsche Large Cap Value VIP.

Effective August 11, 2014, DWS Money Market VIP (formerly known as Scudder Money Market) changed its name to Deutsche Money Market VIP.

Effective August 11, 2014, DWS Small Mid Cap Growth VIP (formerly known as Scudder Small Cap Growth) changed its name to Deutsche Small Mid Cap Growth VIP.

As a result of the Portfolio name changes, all references to DWS Bond VIP (or Scudder Bond), DWS Core Equity VIP (or Scudder Growth and Income), DWS International VIP (or Scudder International), DWS Government & Agency Securities VIP (or Scudder Government & Agency Securities), DWS High Income VIP (or Scudder High Income), DWS Large Cap Value VIP (or SVS Dreman High Return Equity), DWS Money Market VIP (or Scudder Money Market), and DWS Small Mid Cap Growth VIP (or Scudder Small Cap Growth) are deleted from your Prospectus and Statement of Additional Information and replaced with references to Deutsche Bond VIP, Deutsche Core Equity VIP, Deutsche International VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Money Market VIP, and Deutsche Small Mid Cap Growth VIP, respectively.

We have made a corresponding change in the names of the Subaccounts that invest in the foregoing Portfolios.

Any references to “DWS Investments” are changed to “Deutsche Asset & Wealth Management.”

2